Note 11 - Convertible Note and Embedded Conversion Feature Liability (Details) - Convertible Note, Net of Debt Discount (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Jul. 02, 2012	Dec. 31, 2012 Convertible Notes Payable [Member]	Jul. 31, 2013 Convertible Notes Payable [Member]	Sep. 30, 2013 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]
Note 11 - Convertible Note and Embedded Conversion Feature Liability (Details) - Convertible Note, Net of Debt Discount [Line Items]
Original valuation - July 2, 2012										$ 12,000
Original valuation - July 2, 2012							(12,000)			(12,000)
Installment Payments in Shares							(5,000)	(12,000)	(7,000)	(5,000)
Amortization	361	6,247	6,504	6,247	11,949				4,181	7,365
Ending Balance - December 31, 2012							7,000			7,000
Ending Balance - December 31, 2012						(12,000)	(4,635)			(4,635)
Ending Balance - December 31, 2012	$ 0		$ 0		$ 2,365		$ 2,365			$ 2,365